Fee and commission income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Collection and payment services:
Service charges on deposit accounts	$ 1,046	$ 951	$ 896
Credit and debit cards	6,268	5,369	4,687
Checks and others	252	253	257
Total collection and payment services	7,566	6,573	5,840
Marketing of non-banking financial products:
Investment funds management	1,457	1,486	1,193
Capital markets and securities activities	513	439	290
Collection and payment services	2,568	2,334	2,114
Insurance	4,341	4,272	4,104
Financial advisory services	1,341	1,222	1,373
Total marketing of nonbanking financial products	10,220	9,753	9,074
Securities services:
Administration and custody	524	528	464
Total securities services	524	528	464
Other:
Foreign currency transactions	1,111	1,080	866
Other fees and commissions	895	836	893
Total other	2,006	1,916	1,759
Total fee and commission income	$ 20,316	$ 18,770	$ 17,137